Property, Plant and Equipment, Net - Schedule of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Depreciation and Amortization Expense [Abstract]
Depreciation expense	$ 108	$ 66	$ 243	$ 229
Amortization expense	62		129
Total	$ 170	$ 66	$ 372	$ 229